As filed with the Securities and Exchange Commission on July 18, 2017

Securities Act File No. 333-141582

Investment Company Act File No. 811-22041

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 22	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 23	☒

GABELLI 787 FUND, INC.

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq. Gabelli 787 Fund, Inc. One Corporate Center Rye, New York 10580-1422	Michael R. Rosella, Esq. Paul Hastings LLP 200 Park Avenue New York, New York 10166

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b);or
☐	on , pursuant to paragraph (b);or
☐	60 days after filing pursuant to paragraph (a)(1);or
☐	on , pursuant to paragraph (a)(1);or
☐	75 days after filing pursuant to paragraph (a)(2);or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI 787 FUND, INC., certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 22 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 22 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on the 18th day of July 2017.

GABELLI 787 FUND, INC.

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 22 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Bruce N. Alpert Bruce N. Alpert	President and Principal Executive Officer	July 18, 2017

/s/ John C, Ball John C. Ball	Treasurer	July 18, 2017

Anthony J. Colavita * Anthony J. Colavita	Director	July 18, 2017

James P. Conn * James P. Conn	Director	July 18, 2017

Vincent D. Enright * Vincent D. Enright	Director	July 18, 2017

Arthur V. Ferrara * Arthur V. Ferrara	Director	July 18, 2017

Kuni Nakamura * Kuni Nakamura	Director	July 18, 2017

Regina Pitaro * Regina Pitaro	Director	July 18, 2017

Salvatore M. Salibello * Salvatore M. Salibello	Director	July 18, 2017

Salvatore J. Zizza * Salvatore J. Zizza	Director	July 18, 2017

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase